Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium [Member]	Equity Settled Employee Benefit Reserve	Option premium on convertible loan	Translation Reserve	Accumulated Deficit	Total	Non-controlling interests [Member]	Total
Balance at beginning of period at Dec. 31, 2019	€ 2,159	€ 287,214	€ 16,551		€ 151	€ (211,746)	€ 94,329	€ (496)	€ 93,833
Balance at beginning of period (in shares) at Dec. 31, 2019	53,975,838
Result for the period						(33,348)	(33,348)	(38)	(33,386)
Other comprehensive income					(134)		(134)		(134)
Recognition of share-based payments	€ 2	283	6,218				6,503		6,503
Issuance of ordinary shares	€ 2	270					272		272
Issuance of ordinary shares (in shares)	100,902
Treasury shares transferred (in shares)	(299,615)
Recognition of equity component of convertible loan				€ 280			280		280
Shares options lapsed			(63)			63
Share options exercised		724	(466)			466	724		724
Share options exercised (in shares)	299,615
Balance at end of period at Sep. 30, 2020	€ 2,163	288,491	22,240	280	17	(244,565)	68,626	(534)	68,092
Balance at end of period (in shares) at Sep. 30, 2020	54,076,740
Balance at beginning of period at Dec. 31, 2020	€ 2,165	288,757	23,825	280	(189)	(257,747)	57,091	(545)	56,546
Balance at beginning of period (in shares) at Dec. 31, 2020	54,131,553
Result for the period						(43,400)	(43,400)	(40)	(43,440)
Other comprehensive income					461		461		461
Recognition of share-based payments	€ 5	382	4,435				4,822		4,822
Recognition of share-based payments (in shares)	112,657
Issuance of ordinary shares	€ 820	107,657					108,477		108,477
Issuance of ordinary shares (in shares)	20,498,451
Treasury shares transferred (in shares)	(217,933)
Shares options lapsed			(391)			391
Share options exercised	€ 5	1,150	(821)			821	1,155		1,155
Share options exercised (in shares)	338,653
Balance at end of period at Sep. 30, 2021	€ 2,995	€ 397,946	€ 27,048	€ 280	€ 272	€ (299,935)	€ 128,606	€ (585)	€ 128,021
Balance at end of period (in shares) at Sep. 30, 2021	74,863,381